Net Other Operating (Income) Losses (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 20, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [line items]
Alberta off-coal agreement, annual cash payments, gross	$ 40	$ 40	$ 40	$ 0
Alberta off-coal agreement, annual cash payments, net	$ 37
Gains (losses) on disposals of investments		157	0	0
Mississauga cogeneration facility NUG Contract		0	9	191
Discounted revenue			207
Contract expenses and termination charges			16
Accelerated depreciation			46
Cash flow hedge unrealized gains (losses) from AOCI recognized in profit or loss			14
Insurance recoveries		7	0	3
Business interruption [member]
Disclosure of types of insurance contracts [line items]
Insurance recoveries				2
Wind Generation | Replacement and Refurbishment [Member]
Disclosure of types of insurance contracts [line items]
Insurance recoveries				$ 1
Canadian Coal | Equipment Repair [Member]
Disclosure of types of insurance contracts [line items]
Insurance recoveries		1
Wyoming Wind [Member]
Disclosure of types of insurance contracts [line items]
Insurance recoveries		$ 6
Mississauga Cogeneration Facility Contract [Member]
Disclosure of types of insurance contracts [line items]
Mississauga cogeneration facility NUG Contract			$ 191